Commitments (Details 4)	9 Months Ended	12 Months Ended
	Sep. 30, 2016 a decimal	Dec. 31, 2015 m² decimal	Jul. 02, 2015 m²
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Project planned in area of land (Approximately 245 acres) | m²			1,000,000
Number of residences for project	2,100
Omagine Project [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Project planned in area of land (Approximately 245 acres)	1,000,000	1,000,000
Number of residences for project		2,100